Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Fair Value of Financial Assets and Liabilities
Fair Value of Financial Assets and Liabilities

41.  Fair Value of Financial Assets and Liabilities:

Banco de Chile and its subsidiaries have defined a corporate framework for valuation and control related with the process to the fair value measurement.

Within the established framework includes the Product Control Unit (PCU), which is independent of the business areas and reports to the Financial Management and Control Division Manager. The Financial Control and Treasury Area, through the Financial Risk Information and Control Section is responsible for independent verification of the results of trading and investment operations and all fair value measurements.

To achieve the appropriate measurements and controls, the Bank and its subsidiaries, take into account at least the following aspects:

(i)   Industry standard valuation.

To value financial instruments, Banco de Chile uses industry standard modeling and inputs, including; quota value, share price, discounted cash flows and valuation of options through Black-Scholes-Merton. The input parameters for the valuation correspond to rates, prices and levels of volatility for different terms and market factors that are traded in the national and international market and that are provided by main sources of the market.

(ii)  Quoted prices in active markets.

The fair value for instruments with quoted prices in active markets is determined using daily quotes from electronic systems information (such as Bolsa de Comercio de Santiago, Bloomberg, LVA and Risk America, etc .). This quote represents the price at which these instruments are regularly traded in the financial markets.

(iii) Valuation techniques.

If no quotes are available for the instrument to be valued, valuation techniques will be used to determine the fair value.

Due to the fact that , in general, the valuation models require a set of market parameters as inputs, the aim is to maximize information based on observable or prices-related quotations for similar instruments in active markets. To the extent there is no information available in active markets, data from external suppliers of market information, prices of similar transactions and historical information are used to validate the valuation parameters.

(iv) Fair value adjustments.

Part of the fair value process considers two adjustments to the market value of each instrument calculated based on the market parameters. The Bid/offer adjustment represents the impact on the valuation of an instrument depending on whether corresponds to a long or purchased position or if the position corresponds to a short or sold position. To calculate this adjustment is used the active market prices or indicative prices depending on the instrument, considering the Bid, Mid and Offer, respectively. Finally, an adjustment is made for CVA and DVA, defined as the credit risk recognition of the issuer, either of the counterparty (CVA) or of Banco de Chile (DVA).

(v) Fair value control.

A process of independent verification of prices and rates is executed daily, in order to control the market parameters used by Banco de Chile in the valuation of the financial instruments relating to the current state of the market and the best estimate of the fair value. The objective of this process is to control that the official market parameters provided by the respective business area, before being entered into the valuation, are within acceptable ranges of differences when compared to the parameters prepared independently by the Financial Risk Information and Control Section. As a result, value differences are obtained at the level of currency, product and portfolio, which are compared against specific ranges for each grouping level, which are reviewed and validated by the Bank with certain periodicity.

In the event significant differences exist, these differences are scaled according to the amount of individual materiality of each market factor and aggregated at the portfolio level, according to the grouping levels within previously defined ranges. These ranges are approved by the Finance, International and Financial Risk Committee.

Complementary and in parallel, the Financial Risk Information and Control Section generates and reports on a daily basis Profit or Loss (“P&L”) and Exposure to Market Risks, which allow for proper control and consistency of the parameters used in the valuation.

(vi) Judgmental analysis and information to Management.

In particular, in cases where there are no market quotations for the instrument to be valued and there are no prices for similar transactions or indicative parameters, a specific controls and reasoned analysis must be carried out in order to estimate the fair value of the operation. Within the valuation framework described in the Reasonable Value Policy approved by the Board of Directors of Banco de Chile, a required level of approval is set in order to carry out transactions where market information is not available or it is not possible to infer prices or rates from it.

(a)  Fair value hierarchy

Banco de Chile and its subsidiaries, classify all the financial instruments among the following levels:

Level 1: These are financial instruments whose fair value is realized at quoted prices (unadjusted) in active markets for identical assets or liabilities. For these instruments there are observable market prices (return internal rates, quote value, price), so that assumptions are not required to determine the value.

In this level, the following instruments are considered: currency futures, Chilean Central Bank and Treasury securities, mutual fund investments and equity shares.

For the instruments of the Central Bank of Chile and the General Treasury of the Republic, all those mnemonics belonging to a Benchmark, in other words corresponding to one of the following categories published by the Santiago Stock Exchange, will be considered as Level 1: Pesos-02, Pesos-03, Pesos-04, Pesos-05, Pesos-07, Pesos-10, UF-02, UF-04, UF-05, UF-07, UF-10, UF-20 and UF-30. A Benchmark corresponds to a group of mnemonics that are similar in duration and are traded in an equivalent way, i.e., the price obtained is the same for all the instruments that make up a Benchmark. This feature defines a greater depth of market, with daily quotations that allow classifying these instruments as Level 1.

In the case of debt issued by the Government, the internal rate of return of the market is used to discount all flows to present value. In the case of mutual funds and equity shares, the current market price multiplied by the number of instruments results in the fair value.

The preceding described valuation methodology is equivalent to the one used by the Bolsa de Comercio de Santiago (Santiago Stock Exchange) and corresponds with the standard methodology used in the market and is in accordance with standards used in IFRS.

Level 2: There are financial instruments whose fair value is obtained with variables other than the prices quoted in Level 1 that are observable for the asset or liability, directly (that is, as prices) or indirectly (that is, derived from prices). These categories include:

a)    Quoted prices for similar assets or liabilities in active markets.

b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.

c)    Inputs data other than quoted prices that are observable for the asset or liability.

d)    Inputs data corroborated by the market.

At this level there are mainly derivatives instruments, debt issued by banks, debt issues of Chilean and foreign companies, issued in Chile or abroad, mortgage claims, financial brokerage instruments and some issuances by the Central Bank of Chile and the General Treasury of Chile.

To value derivatives, depends on whether they are impacted by volatility as a relevant market factor in standard valuation methodologies; for options the Black-Scholes-Merton formula is used; for the rest of the derivatives, forwards and swaps, net present value through discounted cash flows is used.

For the remaining instruments at this level, as for debt issues of level 1, the valuation is done through cash flows model by using an estimated yield to maturity that can be derived or estimated from similar securities as mentioned above.

In the event that there is no observable price for an instrument in a specific term, the price will be inferred from the interpolation between periods that have observable quoted price in active markets. These models incorporate various market variables, including the credit quality of counterparties, exchange rates and interest rate curves.

Valuation Techniques and Inputs for Level 2 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Prices are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.

Offshore Bank and Corporate Bonds		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Local Central Bank and Treasury Bonds		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Mortgage Notes

Prices are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.

Time Deposits		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.
Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards

Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.

FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Level 3: These are financial instruments whose fair value is determined using non-observable inputs data. An adjustment to an input that is significant to the entire measurement can result in a fair value measurement classified within Level 3 of the fair value hierarchy, if the adjustment uses significant non-observable data entry.

The instruments likely to be classified as level 3 are mainly Corporate Debt by Chilean and foreign companies, issued both in Chile and abroad.

Valuation Techniques and Inputs for Level 3 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.

Offshore Bank and Corporate Bonds	Discounted cash flows model

Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (US-Libor) and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.

(a)  Level hierarchy classification and figures:

The following table shows the figures by hierarchy, for instruments recorded at fair value in the statement of financial position as of December 31, 2017 and 2018.

	Level 1		Level 2		Level 3		Total
	2017	2018	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading
From the Chilean government and Central Bank	623,276	178,692	693,888	1,344,780	—	—	1,317,164	1,523,472
Mutual fund investments	―	87,841	―	―	—	—	―	87,841
Other instruments issued in Chile	714	1,663	212,366	107,078	8,012	20,866	221,092	129,607
Instruments issued abroad	322	4,446	―	―	—	—	322	4,446
Subtotal	624,312	272,642	906,254	1,451,858	8,012	20,866	1,538,578	1,745,366
Derivative contracts for trading purposes
Forwards	—	—	506,614	735,444	—	—	506,614	735,444
Swaps	—	—	710,123	738,130	—	—	710,123	738,130
Call options	—	—	514	4,839	—	—	514	4,839
Put options	—	—	2,841	120	—	—	2,841	120
Futures	—	—	―	―	—	—	―	―
Subtotal	—	—	1,220,092	1,478,533	—	—	1,220,092	1,478,533
Hedge derivative contracts
Fair value hedge (Swaps)	—	—	277	1,116	—	—	277	1,116
Cash flow hedge (Swaps)	—	—	27,572	34,298	—	—	27,572	34,298
Subtotal	—	—	27,849	35,414	—	—	27,849	35,414
Total	—	—	1,247,941	1,513,947	—	—	1,247,941	1,513,947
Financial assets available-for-sale
From the Chilean government and Central Bank	229,296	—	127,072	—	—	—	356,368	—
Other instruments issued in Chile	―	—	1,122,648	—	46,265	—	1,168,913	—
Instruments issued abroad	984	—	―	—	50	—	1,034	—
Subtotal	230,280	—	1,249,720	—	46,315	—	1,526,315	—
Financial assets at fair value through other comprehensive income
Debt instruments (1):
From the Chilean government and Central Bank	—	99,132	—	65,090	—	—	—	164,222
Instruments issued in Chile	—	―	—	747,653	—	23,021	—	770,674
Instruments issued abroad	—	―	—	108,544	—	―	—	108,544
Subtotal	—	99,132	—	921,287	—	23,021	—	1,043,440
Equity instruments:
Instruments issued in Chile	—	―	—	8,939	—	—	—	8,939
Instruments issued abroad	—	723	—	―	—	89	—	812
Subtotal	—	723	—	8,939	—	89	—	9,751
Total	230,280	99,855	1,249,720	930,226	46,315	23,110	1,526,315	1,053,191
Other assets
Mutual fund investments	78,069	—	—	—	—	—	78,069	—
Subtotal	78,069	—	—	—	—	—	78,069	—
Total	932,661	372,497	3,403,915	3,896,031	54,327	43,976	4,390,903	4,312,504

Financial liabilities
Derivative contracts for trading purposes
Forwards	—	—	575,137	631,089	—	—	575,137	631,089
Swaps	—	—	727,765	854,708	—	—	727,765	854,708
Call options	—	—	472	2,921	—	—	472	2,921
Put options	—	—	3,403	1,534	—	—	3,403	1,534
Futures	—	—	―	―	—	—	—	―
Subtotal	—	—	1,306,777	1,490,252	—	—	1,306,777	1,490,252
Hedge derivative contracts
Fair value hedge (Swaps)	—	—	5,330	6,164	—	—	5,330	6,164
Cash flow hedge (Swaps)	—	—	80,888	31,818	—	—	80,888	31,818
Subtotal	—	—	86,218	37,982	—	—	86,218	37,982
Total	—	—	1,392,995	1,528,234	—	—	1,392,995	1,528,234
(1)	As of December 31, 2018, 80% of instruments of level 3 has denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.

(b) Level 3 Reconciliation

The following tables show the reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements.

	2017
		Gain (Loss)	Gain (Loss)					Balance as of
	Balance as of	Recognized in	Recognized in			Transfer from	Transfer to	December
	January 1, 2017	Income (1)	Equity (2)	Purchases	Sales	Level 1 and 2	Level 1 and 2	31, 2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	8,960	(7)	—	7,446	(10,772)	2,385	—	8,012
Subtotal	8,960	(7)	—	7,446	(10,772)	2,385	—	8,012

Financial assets available-for-sale:
Other instruments issued in Chile	76,005	(4,186)	1,137	4,922	(28,604)	2,672	(5,681)	46,265
Instruments issued abroad	54	—	(4)	—	—	—	—	50
Subtotal	76,059	(4,186)	1,133	4,922	(28,604)	2,672	(5,681)	46,315

Total	85,019	(4,193)	1,133	12,368	(39,376)	5,057	(5,681)	54,327

	2018
		Gain (Loss)	Gain (Loss)					Balance as of
	Balance as of	Recognized in	Recognized in			Transfer from	Transfer to	December 31,
	January 1, 2018	Income (1)	Equity (2)	Purchases	Sales	Level 1 and 2	Level 1 and 2	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	8,012	176	—	48,740	(36,062)	—	—	20,866
Subtotal	8,012	176	—	48,740	(36,062)	—	—	20,866

Financial assets at fair value through OCI:
Debt instruments:
Instruments issued in Chile	46,265	2,539	(292)	—	(20,520)	—	(4,971)	23,021
Equity instruments:
Instruments issued abroad	50	—	39	—	—	—	—	89
Subtotal	46,315	2,539	(253)	—	(20,520)	—	(4,971)	23,110

Total	54,327	2,715	(253)	48,740	(56,582)	—	(4,971)	43,976
(1)	It is recorded in the income statement under “Net financial operating income”
(2)	It is recorded in Equity under “Other Comprehensive Income”

(c) Transfers between levels:

The following tables show transfers between levels for financial assets and liabilities whose fair value is recorded in the consolidated financial statements:

Transfers from
level 1 to level 2
2017
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	4,688

Instruments issued abroad
From the Chilean Government and Central Bank	—

Transfers from
level 2 to level 1
2017
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	3,498

Instruments issued abroad
From the Chilean Government and Central Bank	4,373

Transfers from
level 1 to level 2
2018
Financial assets	MCh$

Financial assets held-for-trading instruments	496
From the Chilean Government and Central Bank

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	9,444

Transfers from
level 2 to level 1
2018
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	—

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	—

(d)  Sensitivity of level 3 instruments to changes in key assumptions of the input parameters for the valuation model:

The following table shows the impact on the fair value of Level 3 financial instruments using alternative assumptions that are reasonably possible. It is believed that the positive and negative impacts are similar:

	As of December 31, 2017		As of December 31, 2018
		Sensitivity to		Sensitivity to
		changes in key		changes in key
		assumptions of		assumptions of
	Level 3	models	Level 3	models
Financial Assets	MCh$	MCh$	MCh$	MCh$
Financial assets held-for-trading
Other instruments issued in Chile	8,012	(26)	20,866	(26)
Subtotal	8,012	(26)	20,866	(26)
Financial assets available-for-sale
Other instruments issued in Chile	46,265	(417)	—	—
Instruments issued abroad	50	—	—	—
Subtotal	46,315	(417)	—	—
Financial assets at fair value through OCI
Debt instrument:
Other instruments issued in Chile	—	—	23,021	(195)
Equity instrument:
Instruments issued abroad	—	—	89	—
Subtotal	—	—	23,110	(195)
Total	54,327	(443)	43,976	(221)

With the purpose to determine the sensitivity of the financial investments to changes in significant market factors, the Bank has made alternative calculations at fair value, changing those key parameters for the valuation and which are not directly observable in screens. In the case of financial assets presented in the table above, which corresponds to bank bonds and corporate bonds, input prices, prices based on broker quotes or runs were used, considering that these instruments do not have current prices or observables. Prices are generally calculated as a base rate plus a spread. For local bonds, this was determined by applying only a 10% impact on the price, while for offshore bonds this was determined by applying only a 10% impact on the spread because the base rate is hedged with instruments on interest rate swaps so-called hedge accounting. The impact of 10% is considered a reasonable move considering the market performance of these instruments and comparing it against the adjustment bid/offer that is provided for by these instruments.

(e)   Other assets and liabilities not measured at fair value:

The following table summarizes the fair values of the Bank’s main financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position. The values shown in this note do not attempt to estimate the value of the Bank’s income-generating assets, nor forecast their future behavior. The estimated fair value is as follows:

	Book Value		Fair Value
	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	1,057,393	880,081	1,057,393	880,081
Transactions in the course of collection	255,968	289,194	255,968	289,194
Cash collateral on securities borrowed and reverse repurchase agreements	91,641	97,289	91,641	97,289
Subtotal	1,405,002	1,266,564	1,405,002	1,266,564
Loans and advances to banks
Domestic banks	119,998	99,776	119,998	99,776
Chilean Central Bank	350,916	1,100,831	350,916	1,100,831
Foreign banks	289,107	293,777	289,107	286,063
Subtotal	760,021	1,494,384	760,021	1,486,670
Loans to customers, net
Commercial loans	13,739,589	15,209,534	13,477,466	14,949,852
Residential mortgage loans	7,445,221	8,017,743	7,769,694	8,451,099
Consumer loans	3,770,882	4,113,977	3,773,005	4,116,261
Subtotal	24,955,692	27,341,254	25,020,165	27,517,212
Total	27,120,715	30,102,202	27,185,188	30,270,446

Liabilities
Current accounts and other demand deposits	8,915,706	9,584,488	8,915,706	9,584,488
Transactions in the course of payment	29,871	44,436	29,871	44,436
Cash collateral on securities lent and reverse repurchase agreements	195,392	303,820	195,392	303,820
Saving accounts and time deposits	10,067,778	10,656,174	10,073,030	10,632,350
Borrowings from financial institutions	1,195,028	1,516,759	1,188,943	1,506,940
Other financial obligations	137,163	118,014	137,163	119,024
Subtotal	20,540,938	22,223,691	20,540,105	22,191,058
Debt issued
Letters of credit for residential purposes	21,059	15,040	22,542	15,982
Letters of credit for general purposes	2,365	1,328	2,532	1,411
Bonds	5,769,334	6,772,990	5,896,424	6,897,317
Subordinated bonds	696,217	686,194	699,926	732,611
Subtotal	6,488,975	7,475,552	6,621,424	7,647,321
Total	27,029,913	29,699,243	27,161,529	29,838,379

Other financial assets and liabilities not measured at their fair value, but for which a fair value is estimated, even if not managed based on such value, include assets and liabilities such as placements, deposits and other time deposits, debt issued, and other financial assets and obligations with different maturities and characteristics. The fair value of these assets and liabilities is calculated using the Discounted Cash Flow model and the use of various data sources such as yield curves, credit risk spreads, etc. In addition, due to some of these assets and liabilities are not traded on the market, periodic reviews and analyzes are required to determine the suitability of the inputs and determined fair values.

(f)    Levels of other assets and liabilities:

The table below sets forth the fair value of Financial Assets/Liabilities not measured at fair value on the balance sheet, for the years ended December 31, 2017 and 2018:

	Level 1		Level 2		Level 3		Total
	Estimated Fair Value		Estimated Fair Value		Estimated Fair Value		Estimated Fair Value
	2017	2018	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	1,057,393	880,081	—	—	—	—	1,057,393	880,081
Transactions in the course of collection	255,968	289,194	—	—	—	—	255,968	289,194
Receivables from repurchase agreements and security borrowing	91,641	97,289	—	—	—	—	91,641	97,289
Subtotal	1,405,002	1,266,564	—	—	—	—	1,405,002	1,266,564
Loans and advances to banks
Domestic banks	119,998	99,776	—	—	—	―	119,998	99,776
Central bank	350,916	1,100,831	—	—	—	―	350,916	1,100,831
Foreign banks	289,107	—	—	—	—	286,063	289,107	286,063
Subtotal	760,021	1,200,607	—	—	—	286,063	760,021	1,486,670
Loans to customers, net
Commercial loans	—	—	—	—	13,477,466	14,949,852	13,477,466	14,949,852
Residential mortgage loans	—	—	—	—	7,769,694	8,451,099	7,769,694	8,451,099
Consumer loans	—	—	—	—	3,773,005	4,116,261	3,773,005	4,116,261
Subtotal	—	—	—	—	25,020,165	27,517,212	25,020,165	27,517,212
Total	2,165,023	2,467,171	—	—	25,020,165	27,803,275	27,185,188	30,270,446

Liabilities
Current accounts and other demand deposits	8,915,706	9,584,488	—	—	—	—	8,915,706	9,584,488
Transactions in the course of payment	29,871	44,436	—	—	—	—	29,871	44,436
Payables from repurchase agreements and security lending	195,392	303,820	—	—	—	—	195,392	303,820
Savings accounts and time deposits	—	—	—	—	10,073,030	10,632,350	10,073,030	10,632,350
Borrowings from financial institutions	—	—	—	—	1,188,943	1,506,940	1,188,943	1,506,940
Other financial obligations	137,163	—	—	—	―	119,024	137,163	119,024
Subtotal	9,278,132	9,932,744	—	—	11,261,973	12,258,314	20,540,105	22,191,058
Debt Issued
Letters of credit for residential purposes	—	—	22,542	15,982	—	―	22,542	15,982
Letters of credit for general purposes	—	—	2,532	1,411	—	―	2,532	1,411
Bonds	—	—	5,896,424	6,897,317	—	―	5,896,424	6,897,317
Subordinate bonds	—	—	—	―	699,926	732,611	699,926	732,611
Subtotal	—	—	5,921,498	6,914,710	699,926	732,611	6,621,424	7,647,321
Total	9,278,132	9,932,744	5,921,498	6,914,710	11,961,899	12,990,925	27,161,529	29,838,379

We estimate fair values for these assets/liabilities, as follows:

•

Short-Term Financial Assets/Liabilities: For assets and liabilities with no specific maturity (on demand) or terms of less than three months we use the carrying or book values as proxies of their fair value, since their tenors are not believed to significantly affect their valuation. As a result, these assets/liabilities are categorized in Level 1. This assumption is applied to the following assets/liabilities:

Assets	Liabilities
- Cash and due from banks	- Current accounts and other demand deposits
- Transactions in the course of collection	- Transactions in the course of payments
- Cash collateral on securities borrowed and reverse repurchase agreements	- Cash collateral on securities loaned and repurchase agreements
- Loans and advance to domestic banks

•

Loans to Customers and Foreign Banks: Fair value is determined by using the discounted cash flow model and internally generated discount rates, based on internal transfer rates derived from our internal transfer price policy. Once the present value  is determined, we deduct the related loan loss allowances in order to incorporate the credit risk associated with each contract or loan. As we use internally generated parameters for valuation purposes, we categorize these instruments in Level 3.

•

Letters of Credit and Bonds: In order to determine the present value of contractual cash flows, we apply the DCF model by using market interest rates that are available in the market, either for the instruments under valuation or instruments with similar features that fit valuation needs in terms of currency, maturities and liquidity. The market interest rates are obtained from third party price providers widely used by the market. As a result of the valuation technique and the quality of inputs (observable) used for valuation, we categorize these financial liabilities in Level 2.

•

Saving Accounts, Time Deposits, Borrowings from Financial Institutions , other financial obligations and Subordinated Bonds: The DCF model is used to obtain the present value of committed cash flows by applying a bucket approach and average adjusted discount rates that are derived from both market rates for instruments with similar features and our transfer price policy. As we use internally generated parameters and/or apply significant judgmental analysis for valuation purposes, we categorize these financial assets/liabilities in Level 3.

(g)  Offsetting of financial assets and liabilities:

In accordance with IAS 32 Financial Instruments: Presentation, the Bank should report financial assets and financial liabilities on a net basis on the balance sheet only if there is a legally enforceable right to set off the recognized amounts and there is intention to settle on a net basis, or to realize the asset and settle the liability simultaneously. Because Bank’s netting agreements do not qualify for balance sheet netting, it presents its financial instruments on a gross basis on the balance sheet.

The following table shows the impact of netting arrangements on all derivative financial instruments that are subject to enforceable master netting agreements or similar agreements (including financial collaterals), but do not qualify for balance sheet netting.

The “Net amounts” presented below are not intended to represent the Bank’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to netting and collateral arrangements.

	Effect of offsetting on balance sheet			Related amount not offset
			Net amounts reported
	Gross amount	Amounts offset	on the balance sheet	Financial Instruments	Financial Collateral	Net amount
As of December 31, 2017	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivative financial assets	1,247,941	—	1,247,941	(600,439)	(34,212)	613,290
Derivative financial liabilities	1,392,995	—	1,392,995	(600,439)	(83,523)	709,033

	Effect of offsetting on balance sheet			Related amount not offset
			Net amounts reported
	Gross amount	Amounts offset	on the balance sheet	Financial Instruments	Financial Collateral	Net amount
As of December 31, 2018	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivative financial assets	1,513,947	—	1,513,947	(1,007,130)	(30,036)	476,781
Derivative financial liabilities	1,528,234	—	1,528,234	(1,007,130)	(233,450)	287,654

Derivative assets and liabilities

The “Financial Instruments” column identifies financial assets and liabilities that are subject to set off under netting agreements, such as the ISDA Master Agreement of derivative exchange or clearing counterparty agreements, whereby all outstanding transactions with the same counterparty could be offset and close-out netting applied across all outstanding transaction covered by the agreements if an event of default or other predetermined events occur (“early contract termination”).

Financial collateral refers to cash and non-cash collateral obtained, typically daily or weekly, to cover the net exposure between counterparties by enabling the collateral to be realized in an event of default or if other predetermined events occur (“early contract termination”).